As filed with the Securities and Exchange Commission on May 19, 2011

1933 Act File No. 2-83616
1940 Act File No. 811-3732

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 48

AND

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 52

MFS® VARIABLE INSURANCE TRUST II

(formerly, MFS®/Sun Life Series Trust)

(Exact Name of Registrant as Specified in Charter)

500 Boylston, Street, Boston, Massachusetts 02116

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (617) 954-5000

Susan S. Newton, Massachusetts Financial Services Company

500 Boylston Street, Boston, Massachusetts 02116

(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☒ immediately upon filing pursuant to paragraph (b)

☐ on [date] pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(i)

☐ on [date] pursuant to paragraph (a)(i)

☐ 75 days after filing pursuant to paragraph (a)(ii)

☐ on [date] pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 19th day of May 2011.

MFS® VARIABLE INSURANCE TRUST II
(formerly, MFS/Sun Life Series Trust)

By:	MARIA F. DIORIODWYER*
Name:	Maria F. DiOrioDwyer
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on May 19, 2011.

SIGNATURE	TITLE

MARIA F. DIORIODWYER*	President (Principal Executive Officer)
Maria F. DiOrioDwyer

JOHN M. CORCORAN*	Principal Financial and Accounting Officer
John M. Corcoran

J. KERMIT BIRCHFIELD*	Trustee
J. Kermit Birchfield

ROBERT C. BISHOP*	Trustee
Robert C. Bishop

FREDERICK H. DULLES*	Trustee
Frederick H. Dulles

DAVID D. HORN*	Trustee
David D. Horn

MARCIA A. KEAN*	Trustee
Marcia A. Kean

RONALD G. STEINHART*	Trustee
Ronald G. Steinhart

HAVILAND WRIGHT*	Trustee
Haviland Wright

	*By:	SUSAN S. NEWTON
	Name:	Susan S. Newton
as Attorney-in-fact

Executed by Susan S. Newton on behalf of those indicated pursuant to (i) a Power of Attorney, dated February 25, 2009; filed herewith (Trustees) and (ii) a Power of Attorney, dated January 28, 2011; filed herewith (DiOrioDwyer) (Corcoran).

POWER OF ATTORNEY

MFS Variable Insurance Trust II

The undersigned, Trustees of MFS Variable Insurance Trust II (the “Registrant”), hereby severally constitute and appoint Christopher R. Bohane, Timothy M. Fagan, Brian E. Langenfeld, Susan S. Newton, Susan A. Pereira and Mark N. Polebaum, and each of them singly, as true and lawful attorneys, with full power to them and each of them to sign for each of the undersigned, in the names of, and in the capacities indicated below, any Registration Statement and any and all amendments thereto and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission for the purpose of registering the Registrant as a management investment company under the Investment Company Act of 1940 and/or the shares issued by the Registrant under the Securities Act of 1933 granting, unto our said attorneys, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary or desirable to be done in the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

IN WITNESS WHEREOF, the undersigned have hereunto set their hand on this 25th day of February, 2009.

Signatures	Title(s)

J. KERMIT BIRCHFIELD	Trustee
J. Kermit Birchfield

ROBERT C. BISHOP	Trustee
Robert C. Bishop

FREDERICK H. DULLES	Trustee
Frederick H. Dulles

DAVID D. HORN	Trustee
David D. Horn

MARCIA A. KEAN	Trustee
Marcia A. Kean

RONALD G. STEINHART	Trustee
Ronald G. Steinhart

HAVILAND WRIGHT	Trustee
Haviland Wright

POWER OF ATTORNEY

MFS Variable Insurance Trust II

The undersigned, officers of MFS Variable Insurance Trust II (the “Registrant”), hereby severally constitutes and appoints Christopher R. Bohane, Timothy M. Fagan, Brian E. Langenfeld, Susan S. Newton, Susan A. Pereira and Mark N. Polebaum, and each of them singly, as true and lawful attorneys, with full power to them and each of them to sign for each of the undersigned, in the names of, and in the capacities indicated below, any Registration Statement and any and all amendments thereto and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission for the purpose of registering the Registrant as a management investment company under the Investment Company Act of 1940 and/or the shares issued by the Registrant under the Securities Act of 1933 granting, unto our said attorneys, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary or desirable to be done in the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

IN WITNESS WHEREOF, the undersigned have hereunto set their hand as of the 28th day of January, 2011.

Signatures	Title(s)

MARIA F. DIORIODWYER	President (Principal Executive Officer)
Maria F. DiOrioDwyer

JOHN M. CORCORAN	Principal Financial and Accounting Officer
John M. Corcoran

MFS® VARIABLE INSURANCE TRUST II

MFS® BLENDED RESEARCH® CORE EQUITY PORTFOLIO

MFS® BLENDED RESEARCH® GROWTH PORTFOLIO

MFS® BLENDED RESEARCH® VALUE PORTFOLIO

MFS® BOND PORTFOLIO

MFS® CORE EQUITY PORTFOLIO

MFS® EMERGING MARKETS EQUITY PORTFOLIO

MFS® GLOBAL GOVERNMENTS PORTFOLIO

MFS® GLOBAL GROWTH PORTFOLIO

MFS® GLOBAL RESEARCH PORTFOLIO

MFS® GLOBAL TACTICAL ALLOCATION PORTFOLIO

MFS® GOVERNMENT SECURITIES PORTFOLIO

MFS® GROWTH PORTFOLIO

MFS® HIGH YIELD PORTFOLIO

MFS® INTERNATIONAL GROWTH PORTFOLIO

MFS® INTERNATIONAL VALUE PORTFOLIO

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO

MFS® MID CAP GROWTH PORTFOLIO

MFS® MONEY MARKET PORTFOLIO

MFS® NEW DISCOVERY PORTFOLIO

MFS® RESEARCH INTERNATIONAL PORTFOLIO

MFS® STRATEGIC INCOME PORTFOLIO

MFS® TECHNOLOGY PORTFOLIO

MFS® TOTAL RETURN PORTFOLIO

MFS® UTILITIES PORTFOLIO

MFS® VALUE PORTFOLIO

INDEX TO EXHIBITS

EXHIBIT NO.	DESCRIPTION OF EXHIBIT	PAGE NO.

101	Risk/return summary of each fund’s prospectus as an Interactive Data File using eXtensible Business Reporting Language (“XBRL”).